RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
	March 31, 2022	December 31, 2021
Trade accounts receivable	$1,458,502	$951,314
Corporate taxes receivable	182,820	182,820
GST receivable	310,123	$272,993
	$1,951,445	$1,407,127